Principal Accounting Policies - Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales and marketing expenses
Principal Accounting Policies
Total advertising and marketing costs	$ 5,498	$ 4,679	$ 4,867